Share-based payments reserve (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 0.3	$ 0.5	$ 1.7	$ 2.1
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	0.2	0.2	0.5	0.4
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 0.1	$ 0.1	$ 0.8	$ 0.4
Omnibus Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	5,392,420		5,392,420		3,617,450